UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if amendment [  ]; Amendment Number:
This Amendment (check only one):              [  ] is a restatement.
                                              [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name       NS Advisors, LLC
Address    274 Riverside Avenue, Westport, Connecticut 06880



Form 13F File Number:    028-13819

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name    Andrew R. Jones
Title   Managing Member
Phone   203-227-9898

Signature, Place, and Date of Signing:

      /s/ Andrew R. Jones     Westport, CT      November 10, 2011

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[  ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                                 FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      18
Form 13F Information Table Value Total:      $99,721   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aaron's Inc                    COM              002535300     8702   344641 SH       SOLE                   344641      0        0
AFC Enterprises                COM              00104Q107     7088   599149 SH       SOLE                   599149      0        0
Bridgepoint Education          COM              10807M105     6921   396856 SH       SOLE                   396856      0        0
Cash America                   COM              14754D100     4501    87974 SH       SOLE                    87974      0        0
Cbeyond Inc.                   COM              149847105     3215   455425 SH       SOLE                   455425      0        0
Corrections Corp of America    COM              22025Y407     8378   369218 SH       SOLE                   369218      0        0
First Cash Fin Services        COM              31942D107     2112    50340 SH       SOLE                    50340      0        0
Geo Group Inc                  COM              36159R103     7064   380616 SH       SOLE                   380616      0        0
Grupo Prisa Cl B conv          COM              74343G303     2464   556125 SH       SOLE                   556125      0        0
H&R Block Inc.                 COM              093671105     8467   636148 SH       SOLE                   636148      0        0
Imperial Holdings              COM              452834104      993   413750 SH       SOLE                   413750      0        0
Infospace                      COM              45678T300     4969   594412 SH       SOLE                   594412      0        0
Papa Johns International       COM              698813102     7405   243596 SH       SOLE                   243596      0        0
Rent-A-Center Inc.             COM              76009N100     7472   272201 SH       SOLE                   272201      0        0
S1 Corporation                 COM              78463B101     9515  1037652 SH       SOLE                  1037652      0        0
Sabra Health Care              COM              78573L106     5631   590261 SH       SOLE                   590261      0        0
State Bank Fin Corp            COM              856190103     2583   204700 SH       SOLE                   204700      0        0
Unitek Global Services         COM              91324T302     2241   451824 SH       SOLE                   451824      0        0